Share-Based Payment (Details) - Schedule of expense recognized in financial statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment (Details) - Schedule of expense recognized in financial statements [Line Items]
Total share-based compensation	$ 529	$ 977	$ 1,163
Cost of revenues [Member]
Share-Based Payment (Details) - Schedule of expense recognized in financial statements [Line Items]
Total share-based compensation	69	244	364
Research and development [Member]
Share-Based Payment (Details) - Schedule of expense recognized in financial statements [Line Items]
Total share-based compensation	79	184	254
Selling and marketing [Member]
Share-Based Payment (Details) - Schedule of expense recognized in financial statements [Line Items]
Total share-based compensation	34	39	63
General and administrative [Member]
Share-Based Payment (Details) - Schedule of expense recognized in financial statements [Line Items]
Total share-based compensation	$ 347	$ 510	$ 482